Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Operating Lease Liabilities [Abstract]
Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31,
2020
and
2021
is presented in the following table:

	December 31, 2020	December 31, 2021
	(in thousands)
One year	$1,572	$398
Two years	1,300	181
Three years	1,144	181
Four years	1,144	181
Five years	1,144	—
Six years and thereafter	1,222	—

Total undiscounted operating lease commitments	$7,526	$941
Less: Discount adjustment	(1,018)	(38)

Total operating lease liabilities	$6,508	$903
Less: current portion	(1,276)	(381)

Operating lease liabilities, non-current portion	$5,232	$522